EARNINGS PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Profit attributable to the shareholders of the Company	$ 430,300	$ 80,243
Weighted average number of basic shares (in shares)	222,623,000	205,257,260
Weighted average number of diluted shares (in shares)	222,623,000	205,257,260
Cash dividends per share declared (in USD per share)	$ 1.77	$ 0